Commitments and Contingencies (Schedule of Capital Commitments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Expenditures for rights to titles and characters for games in development [Member]
Capital Commitments [Line Items]
2015	$ 1,101
2016	1,859
2017 and thereafter	0
Total minimum payments required	2,960
Expenditures for operating rights of licensed games with technological feasibility [Member]
Capital Commitments [Line Items]
2015	7,484
2016	9,401
2017 and thereafter	16,850
Total minimum payments required	33,735
Cinema advertising slot rights [Member]
Capital Commitments [Line Items]
2015	16,206
2016	12,566
2017 and thereafter	13,847
Total minimum payments required	$ 42,619